Revenues (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred revenue recognized		$ 2,700
Revenue		48,168	$ 13,013
Proceeds from affiliates	$ 5,000
United States
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		40,810	13,013
Mexico
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		5,460	0
All other countries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		1,898	0
Accounts Receivable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Receivables related to revenues		7,100		$ 5,100
Due from Ashford Trust OP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Receivables related to revenues		11,400		13,300
Due from Braemar OP
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Receivables related to revenues		96		$ 1,700
REIT Advisory
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		23,653	12,988
REIT Advisory | United States
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		23,653	12,988
REIT Advisory | Mexico
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0	0
REIT Advisory | All other countries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0	0
J&S
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		23,310	0
J&S | United States
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		15,952	0
J&S | Mexico
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		5,460	0
J&S | All other countries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		1,898	0
OpenKey
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		319	25
OpenKey | United States
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		319	25
OpenKey | Mexico
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0	0
OpenKey | All other countries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0	0
Corporate and Other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		886	0
Corporate and Other | United States
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		886	0
Corporate and Other | Mexico
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0	0
Corporate and Other | All other countries
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0	$ 0
Financial Results Prior to Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		48,525
Impact of Adoption of Revenue Recognition Standard | Impact of Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		$ (357)
Braemar
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee		0.70%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee		0.70%		0.70%
Total market capitalization threshold for calculating base advisory fee		$ 10,000,000		$ 10,000,000
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advisory services, quarterly base fee		0.50%		0.50%
Total market capitalization threshold for calculating base advisory fee		$ 6,000,000		$ 6,000,000
Base advisory fee
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		10,711
Base advisory fee | Financial Results Prior to Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		10,711
Base advisory fee | Impact of Adoption of Revenue Recognition Standard | Impact of Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0
Incentive advisory fee
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		452
Incentive advisory fee | Financial Results Prior to Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		809
Incentive advisory fee | Impact of Adoption of Revenue Recognition Standard | Impact of Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		(357)
Reimbursable expenses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		1,949
Reimbursable expenses | Financial Results Prior to Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		1,949
Reimbursable expenses | Impact of Adoption of Revenue Recognition Standard | Impact of Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0
Non-cash stock/unit-based compensation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		9,292
Non-cash stock/unit-based compensation | Financial Results Prior to Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		9,292
Non-cash stock/unit-based compensation | Impact of Adoption of Revenue Recognition Standard | Impact of Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0
Other advisory revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		128
Other advisory revenue | Financial Results Prior to Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		128
Other advisory revenue | Impact of Adoption of Revenue Recognition Standard | Impact of Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0
Total advisory services revenue
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		22,532
Total advisory services revenue | Financial Results Prior to Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		22,889
Total advisory services revenue | Impact of Adoption of Revenue Recognition Standard | Impact of Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		(357)
Audio visual
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		23,310
Audio visual | Financial Results Prior to Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		23,310
Audio visual | Impact of Adoption of Revenue Recognition Standard | Impact of Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0
Other
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		2,326
Other | Financial Results Prior to Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		2,326
Other | Impact of Adoption of Revenue Recognition Standard | Impact of Adoption of Revenue Recognition Standard
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		0
Advisory Agreements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred revenue recognized		346
Other Services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred revenue recognized		$ 2,400